Summary of Significant Accounting Policies - Additional Information (Detail)	11 Months Ended
Dec. 31, 2020 USD ($) shares
Significant Accounting Policies [Line Items]
Cash insured with federal insurance	$ 250,000
Cash equivalents	0
Net gain from investments held in Trust Account	209,593
Net income (loss)	(140,280)
Unrecognised tax benefits	0
Unrecognised tax benefits interest and penalties accrued	0
Income tax provisions	$ 0
Common Class A
Significant Accounting Policies [Line Items]
Ordinary shares subject to possible redemption shares | shares	39,576,710
Potentially dilutive common shares excluded from the computation of weighted-average shares outstanding | shares	30,980,000
Net income (loss)	$ 210,000
Common Class B
Significant Accounting Policies [Line Items]
Net income (loss)	$ (350,000)